GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of movement of the goodwill

	December 31, 2022		December 31, 2021
Balance at the beginning of the year	Ps.	8,486,560	Ps.	7,713,817
Impairment charge (1)		(12,257)		(109,334)
Loss of control in subsidiary (2)		(5,902,410)		—
Effect of movements in exchange rates (3)(4)		(323,676)		882,077
Balance at the end of the year	Ps.	2,248,217	Ps.	8,486,560

(1)	See note 17.1. Goodwill impairment.
(2)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(3)	The foreign exchange adjustment is attributable to Multifinancial Group Inc. in 2022 and BAC Holding International Corp. and Multifinancial Group Inc. in 2021.
(4)	Includes the effect of exchange rates for the discontinued operation of BAC Holding International Corp. for Ps. (353,876) in 2022 and for Ps. 862,091 in 2021.

Schedule of goodwill assigned per Cash Generating Units (CGU)

Goodwill carrying amount
	December 31,		December 31,
CGU	2022		2021
BAC Holding International Corp. (1)	Ps.	—	Ps.	6,256,287
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		538,231
Banco de Bogotá S.A. over Megabanco (2)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Banco de Bogotá S.A. over Multi Financial Group Inc. (3)		175,221		145,020
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S. (4)		82,594		93,272
Banco de Occidente S.A. over Banco Unión (2)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
Concesionaria Covipacífico S.A.S. (5)		—		1,579
	Ps.	2,248,217	Ps.	8,486,560

(1)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(2)	Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco, Banco de Occidente and Banco Unión.
(3)	The variation presented corresponds to the foreign exchange adjustment attributable to Multi Financial Group Inc.
(4)	Includes recognition of impairment Ps. 10,678.
(5)	As of December 31, 2022, it was 100% impaired.

BAC Holding International Corp
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	9.1%	9.1%	9.1%	9.1%	9.1%
Borrowing rate	2.2%	2.2%	2.2%	2.2%	2.2%
Growth in income from commissions	1.6%	6.6%	5.8%	5.4%	5.3%
Growth in expenses	6.2%	5.1%	5.1%	4.7%	3.3%
Discount rate after taxes	11.8%
Growth rate after five years	3.0%

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Summary of main assumptions used in the impairment test reports taken as the basis for impairment testing

December 31, 2022
	2023	2024	2025	2026	2027
Interest rate on investments	7.7%	4.5%	4.9%	4.9%	4.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	(6.4)%	55.6%	2.5%	2.3%	4.6%
Growth in expenses	(5.3)%	11.4%	7.2%	4.9%	4.5%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount interest rate after taxes	14.4%	9.5%	9.0%	8.2%	8.1%
Growth rate after twenty years	2.9%

December 31, 2021
	2022	2023	2024	2025	2026
Interest rate on investments	6.1%	4.7%	4.4%	4.6%	4.6%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	(7.8)%	7.0%	4.5%	6.0%	5.6%
Growth in expenses	(14.5)%	(0.1)%	1.5%	4.7%	4.5%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount interest rate after taxes	12.5%	12.6%	12.6%	12.6%	12.6%
Growth rate after twenty years	3.5%

Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.3%	11.2%	10.5%	10.4%	10.2%
Borrowing rate	6.9%	5.4%	4.6%	4.5%	4.5%
Growth in income from commissions	15.4%	10.8%	14.9%	15.3%	15.3%
Growth in expenses	14.6%	8.2%	8.2%	8.2%	8.2%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

December 31, 2021
	2022	2023	2024	2025	2026
Lending rate on the loan portfolio and investments	7.8%	8.4%	8.6%	8.7%	8.7%
Borrowing rate	2.4%	3.1%	3.5%	3.5%	3.5%
Growth in income from commissions	10.2%	7.5%	9.1%	9.6%	10.7%
Growth in expenses	5.2%	9.0%	7.1%	7.1%	6.6%
Inflation	3.5%	3.8%	3.4%	3.6%	3.6%
Discount rate after taxes	12.5%	13.2%	13.2%	13.2%	13.2%
Growth rate after five years	3.6%

Banco Popular S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	12.6%	10.9%	10.9%	10.9%
Borrowing rate	9.2%	7.4%	5.8%	5.2%	4.8%
Growth in income from commissions	6.1%	11.4%	16.7%	11.3%	8.4%
Growth in expenses	13.2%	6.6%	7.5%	7.6%	6.8%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	11.7%	11.0%	10.8%	10.6%
Borrowing rate	6.9%	5.3%	4.6%	4.6%	4.5%
Growth in income from commissions	16.7%	11.5%	13.8%	14.4%	13.7%
Growth in expenses	15.9%	9.8%	9.8%	9.7%	6.0%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	6.4%	6.6%	6.8%	6.9%	7.0%
Borrowing rate	4.0%	4.0%	4.0%	4.1%	4.1%
Growth in income from commissions	9.4%	7.2%	8.9%	9.4%	8.7%
Growth in expenses	4.5%	3.0%	2.8%	1.9%	3.1%
Discount rate after taxes	10.6%
Growth rate after ten years	4.0%